Annual Operating Expenses {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Investor PRO-09 - Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio-Investor VIP
Apr. 30, 2021
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.18%
Total annual operating expenses	0.71%